UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	7/31/2017

Item 1. Schedule of Investments

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 95.9%
FOREIGN BONDS — 95.8%
Argentina — 3.8%
Argentine Bonos del Tesoro, Bonds	16.000%		10/17/23	ARS	3,305	$190,048
Argentine Bonos del Tesoro, Bonds	22.750%		03/05/18	ARS	11,368	639,218
Provincia de Buenos Aires, Sr. Unsec’d. Notes	9.950%		06/09/21		300	339,954

						1,169,220

Belarus — 0.5%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	8.950%		01/26/18		150	153,798

Brazil — 13.5%
Brazil Loan Trust I, Gov’t. Gtd. Notes	5.477%		07/24/23		115	118,486
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%		01/01/21	BRL	2,309	757,613
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%		01/01/23	BRL	3,985	1,293,754
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%		01/01/25	BRL	1,541	497,059
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%		01/01/27	BRL	2,940	943,488
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500%		01/05/24	BRL	54	17,334
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.875%		10/14/19		75	85,875
Petrobras Global Finance BV, Gtd. Notes	6.250%		03/17/24		30	31,275
Petrobras Global Finance BV, Gtd. Notes	8.375%		05/23/21		425	478,125

						4,223,009

Colombia — 4.9%
Colombian TES, Bonds, Ser. B	6.000%		04/28/28	COP	4,180,800	1,301,133
Colombian TES, Bonds, Ser. B	10.000%		07/24/24	COP	553,000	221,303

						1,522,436

Czech Republic — 1.0%
Czech Republic Government Bond, Bonds	1.000%		06/26/26	CZK	2,300	106,675
Czech Republic Government Bond, Bonds	2.500%		08/25/28	CZK	3,830	199,650

						306,325

Egypt — 0.7%
Egypt Government International Bond, Sr. Unsec’d. Notes	6.125%		01/31/22		215	221,751

El Salvador — 0.3%
Republic of El Salvador, Sr. Unsec’d. Notes	7.375%		12/01/19		100	101,000

Gabon — 0.3%
Gabon Government International Bond, Bonds	8.200%		12/12/17		100	101,000

Ghana — 0.7%
Ghana Government International Bond, Sr. Unsec’d. Notes	9.250%		09/15/22		200	218,158

Greece — 0.2%
Hellenic Republic Government Bond, Bonds, Ser. PSI	3.000	%(c)	02/24/23	EUR	65	72,125

Hungary — 2.3%
Hungary Government Bond, Bonds, Ser. 21/B	2.500%		10/27/21	HUF	21,600	87,652
Hungary Government Bond, Bonds, Ser. 23/A	6.000%		11/24/23	HUF	38,220	181,310
Hungary Government Bond, Bonds, Ser. 25/B	5.500%		06/24/25	HUF	26,380	122,273
Hungary Government Bond, Bonds, Ser. 28/A	6.750%		10/22/28	HUF	9,750	49,852
Hungary Government Bond, Bonds, Ser. 31/A	3.250%		10/22/31	HUF	21,070	77,679
Hungary Government International Bond, Sr. Unsec’d. Notes	6.250%		01/29/20		168	183,120

						701,886

Indonesia — 9.7%
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR53	8.250%	07/15/21	IDR	4,900,000	386,145
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR56	8.375%	09/15/26	IDR	750,000	60,877
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR58	8.250%	06/15/32	IDR	1,700,000	134,994
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR59	7.000%	05/15/27	IDR	3,600,000	271,135
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR61	7.000%	05/15/22	IDR	2,300,000	174,347
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR63	5.625%	05/15/23	IDR	3,100,000	216,358
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR65	6.625%	05/15/33	IDR	5,700,000	396,157
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR67	8.750%	02/15/44	IDR	600,000	49,373
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR68	8.375%	03/15/34	IDR	10,000,000	807,565
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR70	8.375%	03/15/24	IDR	1,740,000	141,052
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR71	9.000%	03/15/29	IDR	1,270,000	108,597
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR72	8.250%	05/15/36	IDR	2,750,000	218,882
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR73	8.750%	05/15/31	IDR	850,000	71,067

					3,036,549

Kazakhstan — 1.6%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes	7.000%	05/05/20		330	360,525
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, EMTN	9.125%	07/02/18		125	132,344

					492,869

Lebanon — 0.5%
Lebanon Government International Bond, Sr. Unsec’d. Notes, GMTN	6.000%	05/20/19		150	151,424

Malaysia — 4.7%
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0116	3.800%	08/17/23	MYR	300	69,313
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0216	4.736%	03/15/46	MYR	500	115,978
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0311	4.392%	04/15/26	MYR	660	157,045
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0313	3.480%	03/15/23	MYR	1,885	430,715
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0316	3.900%	11/30/26	MYR	1,110	255,099
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0411	4.232%	06/30/31	MYR	1,240	283,248
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0515	3.759%	03/15/19	MYR	600	141,010

					1,452,408

Mexico — 12.0%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450%	12/05/22	MXN	7,500	398,396
Mexican Bonos, Bonds, Ser. M	8.000%	06/11/20	MXN	11,000	638,602
Mexican Bonos, Bonds, Ser. M-30	10.000%	11/20/36	MXN	1,643	119,955
Mexican Bonos, Sr. Unsec’d. Notes, Ser. M	7.750%	11/13/42	MXN	11,040	660,478
Mexican Bonos, Sr. Unsec’d. Notes, Ser. M	8.000%	12/07/23	MXN	23,506	1,403,362
Petroleos Mexicanos, Gtd. Notes, MTN	6.875%	08/04/26		150	169,635
Petroleos Mexicanos, Gtd. Notes, 144A	6.500%	03/13/27		125	137,625
Petroleos Mexicanos, Gtd. Notes, 144A	7.650%	11/24/21	MXN	4,120	224,220

					3,752,273

Nigeria — 0.8%
Nigeria Government International Bond, Sr. Unsec’d. Notes	5.625%	06/27/22		247	247,309

Peru — 2.3%
Peru Government Bond, Bonds	6.950%	08/12/31	PEN	190	64,763
Peru Government Bond, Sr. Unsec’d. Notes, 144A	6.150%	08/12/32	PEN	285	90,043
Peruvian Government International Bond, Sr. Unsec’d. Notes	5.200%	09/12/23	PEN	155	49,026
Peruvian Government International Bond, Sr. Unsec’d. Notes	6.950%	08/12/31	PEN	1,550	528,329

					732,161

Poland — 4.2%
Republic of Poland Government Bond, Bonds, Ser. 0725	3.250%	07/25/25	PLN	1,140	318,436
Republic of Poland Government Bond, Bonds, Ser. 0726	2.500%	07/25/26	PLN	1,290	337,124
Republic of Poland Government Bond, Bonds, Ser. 0727	2.500%	07/25/27	PLN	2,480	639,975

					1,295,535

Romania — 1.7%
Romania Government Bond, Bonds, Ser. 10YR	5.850%	04/26/23	RON	310	92,461
Romania Government Bond, Bonds, Ser. 5YR	3.250%	03/22/21	RON	1,605	430,243

					522,704

Russia — 7.3%
Lukoil International Finance BV, Gtd. Notes	6.656%	06/07/22		100	112,250
Russian Federal Bond - OFZ, Bonds, Ser. 6205	7.600%	04/14/21	RUB	16,900	280,112
Russian Federal Bond - OFZ, Bonds, Ser. 6217	7.500%	08/18/21	RUB	22,750	375,324
Russian Federal Bond - OFZ, Bonds, Ser. 6218	8.500%	09/17/31	RUB	21,105	374,341
Russian Federal Bond - OFZ, Bonds, Ser. 6219	7.750%	09/16/26	RUB	17,050	285,444
Russian Federal Bond - OFZ, Bonds, Ser. 6221	7.700%	03/23/33	RUB	1,000	16,412
Sberbank of Russia Via SB Capital SA, Sr. Unsec’d. Notes	6.125%	02/07/22		205	223,450
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	4.224%	11/21/18		200	203,200
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	6.902%	07/09/20		365	395,478

					2,266,011

Singapore — 1.0%
Singapore Government Bond, Sr. Unsec’d. Notes	0.500%	04/01/18	SGD	430	316,039

South Africa — 8.2%
Republic of South Africa Government Bond, Bonds, Ser. 2032	8.250%	03/31/32	ZAR	13,410	925,738
Republic of South Africa Government Bond, Bonds, Ser. 2040	9.000%	01/31/40	ZAR	7,885	550,775
Republic of South Africa Government Bond, Bonds, Ser. 2044	8.750%	01/31/44	ZAR	9,200	623,296
Republic of South Africa Government Bond, Bonds, Ser. R213	7.000%	02/28/31	ZAR	3,995	250,796
Republic of South Africa Government Bond, Unsec’d Notes, Ser. R186	10.500%	12/21/26	ZAR	920	78,155
Republic of South Africa Government International Bond, Sr. Unsec’d. Notes	5.875%	05/30/22		110	120,714

					2,549,474

South Korea — 1.0%
Korea Treasury Bond, Sr. Unsec’d. Notes, Ser. 1906	1.500%	06/10/19	KRW	350,000	312,067

Thailand — 2.9%
Thailand Government Bond, Sr. Unsec’d. Notes	3.625%	06/16/23	THB	2,900	94,705
Thailand Government Bond, Sr. Unsec’d. Notes	3.775%	06/25/32	THB	600	19,738
Thailand Government Bond, Sr. Unsec’d. Notes	3.875%	06/13/19	THB	5,000	156,699
Thailand Government Bond, Sr. Unsec’d. Notes	4.875%	06/22/29	THB	17,405	639,294

					910,436

Turkey — 8.6%
Turkey Government Bond, Bonds	7.100%	03/08/23	TRY	1,225	300,215
Turkey Government Bond, Bonds	8.000%	03/12/25	TRY	1,200	299,544
Turkey Government Bond, Bonds	10.600%	02/11/26	TRY	6,520	1,882,257
Turkey Government International Bond, Sr. Unsec’d. Notes	5.125%	03/25/22		200	209,403

					2,691,419

Ukraine — 1.1%
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750%	09/01/22		330	338,250

TOTAL FOREIGN BONDS (cost $29,672,950)					29,857,636

COMMON STOCK — 0.1%

			Shares
Colombia
Frontera Energy Corp. (Colombia)* (cost $27,830)				697	19,237

TOTAL LONG-TERM INVESTMENTS (cost $29,700,780)					29,876,873

SHORT-TERM INVESTMENTS — 1.9%
AFFILIATED MUTUAL FUND — 1.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $507,108)(w)				507,108	507,108

OPTIONS PURCHASED* — 0.3%

		Counterparty	Notional Amount (000)#
Call Options
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40		Citigroup Global Markets	EUR	300	45,785
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 15.00		Goldman Sachs & Co.	EUR	200	24,001
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 19.25		Citigroup Global Markets		600	14,077

TOTAL OPTIONS PURCHASED (cost $91,793)					83,863

TOTAL SHORT-TERM INVESTMENTS (cost $598,901)					590,971

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.8% (cost $30,299,681)(x)					30,467,844

OPTIONS WRITTEN* — (0.2)%
Call Options
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	300	(19,740)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 17.00	Goldman Sachs & Co.	EUR	200	(8,923)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		600	(4,850)

				(33,513)

Put Options
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	300	(486)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 14.00	Goldman Sachs & Co.	EUR	200	(903)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		600	(11,084)

				(12,473)

TOTAL OPTIONS WRITTEN (premiums received $56,541)				(45,986)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.6% (cost $30,243,140)				30,421,858
Other assets in excess of liabilities(z) — 2.4%				749,402

NET ASSETS — 100.0%				$31,171,260

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(x)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$31,336,789

Appreciation	139,156
Depreciation	(1,008,101)

Net Unrealized Depreciation	$(868,945)

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 08/02/2017	Citigroup Global Markets	ARS	1,976	$124,167	$111,966	$(12,201)
Expiring 08/02/2017	Goldman Sachs & Co.	ARS	1,715	106,095	97,173	(8,922)
Expiring 08/02/2017	JPMorgan Chase	ARS	1,242	77,445	70,405	(7,040)
Expiring 08/10/2017	Citigroup Global Markets	ARS	1,230	76,132	69,222	(6,910)
Expiring 08/17/2017	Citigroup Global Markets	ARS	1,529	92,218	85,676	(6,542)
Expiring 08/17/2017	UBS AG	ARS	616	35,821	34,523	(1,298)
Expiring 10/18/2017	Citigroup Global Markets	ARS	1,333	75,120	72,038	(3,082)
Brazilian Real,
Expiring 08/02/2017	Citigroup Global Markets	BRL	41	13,015	13,124	109

Expiring 08/02/2017	Citigroup Global Markets	BRL	139	43,881	44,598	717
Expiring 08/02/2017	Citigroup Global Markets	BRL	499	150,008	160,021	10,013
Expiring 08/02/2017	Goldman Sachs & Co.	BRL	75	22,390	24,111	1,721
Expiring 08/02/2017	Goldman Sachs & Co.	BRL	186	56,610	59,762	3,152
Expiring 08/02/2017	Goldman Sachs & Co.	BRL	422	127,051	135,405	8,354
Expiring 08/02/2017	Goldman Sachs & Co.	BRL	1,998	603,395	640,576	37,181
Expiring 08/02/2017	JPMorgan Chase	BRL	117	35,045	37,428	2,383
Expiring 08/02/2017	JPMorgan Chase	BRL	119	37,409	38,314	905
Expiring 08/02/2017	UBS AG	BRL	38	11,989	12,047	58
Expiring 08/02/2017	UBS AG	BRL	265	79,991	85,051	5,060
Expiring 08/02/2017	UBS AG	BRL	538	159,947	172,459	12,512
Expiring 11/03/2017	Citigroup Global Markets	BRL	327	102,123	103,171	1,048
Expiring 11/03/2017	Citigroup Global Markets	BRL	350	109,617	110,409	792
Expiring 11/03/2017	UBS AG	BRL	299	92,979	94,241	1,262
Chilean Peso,
Expiring 10/12/2017	Citigroup Global Markets	CLP	60,010	91,610	92,193	583
Expiring 10/12/2017	Citigroup Global Markets	CLP	103,196	157,179	158,540	1,361
Expiring 10/12/2017	Citigroup Global Markets	CLP	106,864	159,854	164,175	4,321
Expiring 10/12/2017	JPMorgan Chase	CLP	32,737	50,229	50,293	64
Colombian Peso,
Expiring 10/12/2017	Barclays Capital Group	COP	385,788	123,650	128,082	4,432
Expiring 10/12/2017	Barclays Capital Group	COP	474,322	153,951	157,476	3,525
Expiring 10/12/2017	Citigroup Global Markets	COP	63,829	20,825	21,191	366
Expiring 10/12/2017	Citigroup Global Markets	COP	2,433,214	778,105	807,829	29,724
Expiring 10/12/2017	JPMorgan Chase	COP	127,232	41,801	42,241	440
Expiring 10/12/2017	UBS AG	COP	234,158	76,042	77,741	1,699
Czech Koruna,
Expiring 10/06/2017	Citigroup Global Markets	CZK	760	34,134	34,658	524
Expiring 10/06/2017	Citigroup Global Markets	CZK	1,270	55,900	57,908	2,008
Expiring 10/06/2017	Citigroup Global Markets	CZK	2,671	119,846	121,830	1,984
Expiring 10/06/2017	UBS AG	CZK	689	31,070	31,447	377
Expiring 10/06/2017	UBS AG	CZK	2,403	108,223	109,604	1,381
Expiring 10/06/2017	UBS AG	CZK	2,555	116,154	116,545	391
Expiring 10/06/2017	UBS AG	CZK	3,420	152,841	156,014	3,173
Expiring 10/06/2017	UBS AG	CZK	8,047	353,635	367,045	13,410
Expiring 10/06/2017	UBS AG	CZK	9,377	412,091	427,720	15,629
Expiring 10/06/2017	UBS AG	CZK	9,377	412,091	427,720	15,629
Euro,
Expiring 10/27/2017	UBS AG	EUR	44	51,000	51,761	761
Expiring 10/27/2017	UBS AG	EUR	64	75,000	75,588	588
Expiring 10/27/2017	UBS AG	EUR	132	156,965	157,152	187
Expiring 10/27/2017	UBS AG	EUR	186	219,234	220,953	1,719

Hungarian Forint,
Expiring 10/20/2017	Citigroup Global Markets	HUF	7,653	29,216	29,905	689
Expiring 10/20/2017	Citigroup Global Markets	HUF	40,871	156,497	159,714	3,217
Expiring 10/20/2017	Citigroup Global Markets	HUF	187,195	707,144	731,520	24,376
Expiring 10/20/2017	UBS AG	HUF	2,177	8,353	8,509	156
Expiring 10/20/2017	UBS AG	HUF	187,195	706,796	731,520	24,724
Indian Rupee,
Expiring 08/08/2017	Citigroup Global Markets	INR	2,736	42,476	42,599	123
Expiring 08/08/2017	Citigroup Global Markets	INR	19,074	294,130	296,994	2,864
Expiring 08/08/2017	Citigroup Global Markets	INR	28,612	441,843	445,491	3,648
Expiring 08/08/2017	UBS AG	INR	2,434	37,706	37,895	189
Expiring 08/08/2017	UBS AG	INR	28,612	441,111	445,492	4,381
Indonesian Rupiah,
Expiring 08/21/2017	Barclays Capital Group	IDR	569,890	42,275	42,670	395
Expiring 08/21/2017	BNP Paribas	IDR	2,502,917	187,065	187,404	339
Expiring 08/21/2017	Citigroup Global Markets	IDR	253,992	19,000	19,017	17
Expiring 08/21/2017	Citigroup Global Markets	IDR	576,426	42,798	43,159	361
Expiring 08/21/2017	Citigroup Global Markets	IDR	2,013,067	150,408	150,726	318
Expiring 08/21/2017	Citigroup Global Markets	IDR	5,828,789	432,563	436,425	3,862
Expiring 08/21/2017	UBS AG	IDR	1,064,553	79,700	79,707	7
Expiring 08/21/2017	UBS AG	IDR	1,823,327	136,283	136,520	237
Expiring 10/17/2017	Citigroup Global Markets	IDR	176,443	13,208	13,129	(79)
Expiring 10/17/2017	Citigroup Global Markets	IDR	589,265	43,887	43,847	(40)
Expiring 10/17/2017	Citigroup Global Markets	IDR	767,193	57,019	57,086	67
Expiring 10/17/2017	Morgan Stanley	IDR	4,363,912	324,093	324,714	621
Expiring 10/17/2017	UBS AG	IDR	147,879	11,007	11,004	(3)
Japanese Yen,
Expiring 10/27/2017	UBS AG	JPY	7,080	64,000	64,484	484
Malaysian Ringgit,
Expiring 09/15/2017	Barclays Capital Group	MYR	71	16,516	16,585	69
Expiring 09/15/2017	Barclays Capital Group	MYR	965	224,036	225,029	993
Expiring 09/15/2017	Citigroup Global Markets	MYR	243	56,700	56,601	(99)
Expiring 09/15/2017	UBS AG	MYR	1,105	255,520	257,605	2,085
Expiring 09/15/2017	UBS AG	MYR	1,241	287,881	289,392	1,511
Mexican Peso,
Expiring 08/08/2017	Citigroup Global Markets	MXN	646	36,313	36,254	(59)
Expiring 08/08/2017	Citigroup Global Markets	MXN	2,558	143,252	143,476	224
Expiring 08/08/2017	Citigroup Global Markets	MXN	2,948	158,996	165,357	6,361

Expiring 08/08/2017	Citigroup Global Markets	MXN	3,420	188,999	191,850	2,851
Expiring 08/08/2017	Citigroup Global Markets	MXN	5,345	291,521	299,809	8,288
Expiring 08/08/2017	Citigroup Global Markets	MXN	13,452	723,804	754,541	30,737
Expiring 08/08/2017	Goldman Sachs & Co.	MXN	13,656	740,042	765,973	25,931
Expiring 08/08/2017	JPMorgan Chase	MXN	1,113	60,386	62,404	2,018
Expiring 08/08/2017	JPMorgan Chase	MXN	2,132	120,982	119,583	(1,399)
Expiring 08/08/2017	UBS AG	MXN	244	13,859	13,691	(168)
Expiring 08/08/2017	UBS AG	MXN	248	14,139	13,924	(215)
Expiring 08/08/2017	UBS AG	MXN	13,656	739,866	765,973	26,107
Expiring 03/27/2018	Citigroup Global Markets	MXN	4,973	250,000	269,101	19,101
New Taiwanese Dollar,
Expiring 08/08/2017	Citigroup Global Markets	TWD	2,011	66,162	66,630	468
Expiring 08/08/2017	UBS AG	TWD	3,330	111,000	110,333	(667)
Peruvian Nuevo Sol,
Expiring 10/06/2017	Citigroup Global Markets	PEN	419	128,711	128,521	(190)
Expiring 10/06/2017	JPMorgan Chase	PEN	410	125,570	125,558	(12)
Expiring 10/24/2017	Citigroup Global Markets	PEN	188	57,292	57,397	105
Expiring 10/24/2017	Citigroup Global Markets	PEN	2,590	792,402	792,520	118
Philippine Peso,
Expiring 10/12/2017	Citigroup Global Markets	PHP	1,177	23,000	23,251	251
Expiring 10/12/2017	Citigroup Global Markets	PHP	1,754	34,200	34,654	454
Expiring 10/12/2017	Citigroup Global Markets	PHP	7,234	141,700	142,911	1,211
Expiring 10/12/2017	Citigroup Global Markets	PHP	11,715	229,596	231,444	1,848
Polish Zloty,
Expiring 10/20/2017	Citigroup Global Markets	PLN	95	26,091	26,520	429
Expiring 10/20/2017	Citigroup Global Markets	PLN	149	40,735	41,381	646
Expiring 10/20/2017	Citigroup Global Markets	PLN	663	181,967	184,256	2,289
Expiring 10/20/2017	JPMorgan Chase	PLN	7,224	1,976,768	2,008,859	32,091
Expiring 10/20/2017	UBS AG	PLN	44	12,099	12,287	188
Expiring 10/20/2017	UBS AG	PLN	47	12,898	12,971	73
Romanian Leu,
Expiring 10/20/2017	Citigroup Global Markets	RON	1,517	386,827	394,530	7,703
Expiring 10/20/2017	JPMorgan Chase	RON	1,603	409,620	416,842	7,222
Expiring 10/20/2017	UBS AG	RON	85	21,975	22,038	63
Russian Ruble,
Expiring 08/25/2017	Bank of America	RUB	9,516	159,478	158,305	(1,173)
Expiring 08/25/2017	Citigroup Global Markets	RUB	4,652	78,002	77,389	(613)

Expiring 08/25/2017	Citigroup Global Markets	RUB	4,752	79,670	79,059	(611)
Expiring 10/06/2017	Barclays Capital Group	RUB	44,960	744,956	741,440	(3,516)
Expiring 10/06/2017	Citigroup Global Markets	RUB	474	7,924	7,817	(107)
Expiring 10/06/2017	Citigroup Global Markets	RUB	1,572	26,138	25,920	(218)
Expiring 10/06/2017	Citigroup Global Markets	RUB	3,260	53,767	53,760	(7)
Expiring 10/06/2017	Citigroup Global Markets	RUB	4,606	77,037	75,962	(1,075)
Expiring 10/06/2017	Citigroup Global Markets	RUB	11,024	182,154	181,798	(356)
Expiring 10/06/2017	JPMorgan Chase	RUB	5,931	97,318	97,810	492
Expiring 10/06/2017	UBS AG	RUB	4,629	75,746	76,339	593
Singapore Dollar,
Expiring 08/11/2017	Goldman Sachs & Co.	SGD	505	369,402	372,638	3,236
Expiring 08/11/2017	UBS AG	SGD	125	91,066	92,482	1,416
Expiring 08/11/2017	UBS AG	SGD	440	316,672	324,419	7,747
South African Rand,
Expiring 09/22/2017	Citigroup Global Markets	ZAR	216	16,417	16,218	(199)
Expiring 09/22/2017	Citigroup Global Markets	ZAR	424	32,209	31,914	(295)
Expiring 09/22/2017	Citigroup Global Markets	ZAR	910	69,198	68,453	(745)
Expiring 09/22/2017	Citigroup Global Markets	ZAR	1,017	75,753	76,496	743
Expiring 09/22/2017	Citigroup Global Markets	ZAR	4,651	343,181	349,796	6,615
Expiring 09/22/2017	UBS AG	ZAR	965	73,612	72,574	(1,038)
Expiring 09/22/2017	UBS AG	ZAR	8,731	643,193	656,663	13,470
Expiring 04/06/2018	UBS AG	ZAR	128	9,524	9,337	(187)
South Korean Won,
Expiring 08/21/2017	Citigroup Global Markets	KRW	108,456	97,000	96,933	(67)
Expiring 08/21/2017	Citigroup Global Markets	KRW	116,158	104,000	103,816	(184)
Expiring 08/21/2017	JPMorgan Chase	KRW	31,212	27,298	27,896	598
Expiring 08/21/2017	UBS AG	KRW	60,582	54,330	54,145	(185)
Thai Baht,
Expiring 08/11/2017	BNP Paribas	THB	1,023	30,000	30,752	752
Expiring 08/11/2017	Citigroup Global Markets	THB	262	7,805	7,875	70
Expiring 08/11/2017	Citigroup Global Markets	THB	275	8,219	8,262	43
Expiring 08/11/2017	Citigroup Global Markets	THB	396	11,586	11,901	315
Expiring 08/11/2017	Citigroup Global Markets	THB	2,077	61,115	62,421	1,306
Expiring 08/11/2017	Citigroup Global Markets	THB	2,172	63,948	65,276	1,328
Expiring 08/11/2017	Citigroup Global Markets	THB	2,314	67,863	69,548	1,685

Expiring 08/11/2017	Citigroup Global Markets	THB	2,377	70,090	71,440	1,350
Expiring 08/11/2017	Citigroup Global Markets	THB	5,487	161,554	164,904	3,350
Expiring 08/11/2017	Citigroup Global Markets	THB	7,540	224,300	226,589	2,289
Expiring 08/11/2017	Citigroup Global Markets	THB	8,084	242,200	242,957	757
Expiring 08/11/2017	Citigroup Global Markets	THB	12,821	377,233	385,317	8,084
Expiring 08/11/2017	Citigroup Global Markets	THB	23,221	671,901	697,861	25,960
Expiring 08/11/2017	Morgan Stanley	THB	1,096	31,896	32,929	1,033
Expiring 08/11/2017	UBS AG	THB	2,402	70,760	72,198	1,438
Expiring 10/12/2017	JPMorgan Chase	THB	626	18,836	18,809	(27)
Turkish Lira,
Expiring 09/22/2017	Citigroup Global Markets	TRY	116	32,132	32,415	283
Expiring 09/22/2017	Citigroup Global Markets	TRY	369	101,083	103,087	2,004
Expiring 09/22/2017	Citigroup Global Markets	TRY	617	166,997	172,516	5,519
Expiring 09/22/2017	Citigroup Global Markets	TRY	732	198,427	204,719	6,292
Expiring 09/22/2017	Citigroup Global Markets	TRY	1,121	308,216	313,293	5,077
Expiring 09/22/2017	JPMorgan Chase	TRY	76	21,153	21,298	145
Expiring 09/22/2017	UBS AG	TRY	36	10,121	10,192	71
Expiring 09/22/2017	UBS AG	TRY	37	10,334	10,360	26
Expiring 09/22/2017	UBS AG	TRY	334	93,246	93,498	252
Expiring 09/22/2017	UBS AG	TRY	949	258,901	265,376	6,475

				$26,978,842	$27,472,180	493,338

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 08/02/2017	Citigroup Global Markets	ARS	4,932	$299,649	$279,544	$20,105
Expiring 08/10/2017	Citigroup Global Markets	ARS	1,230	74,382	69,222	5,160
Expiring 08/17/2017	Citigroup Global Markets	ARS	5,101	285,680	285,859	(179)
Expiring 08/17/2017	Citigroup Global Markets	ARS	1,644	96,902	92,128	4,774
Expiring 08/17/2017	Citigroup Global Markets	ARS	1,329	80,058	74,469	5,589
Brazilian Real,
Expiring 08/02/2017	Bank of America	BRL	211	64,217	67,587	(3,370)
Expiring 08/02/2017	Citigroup Global Markets	BRL	878	263,734	281,711	(17,977)
Expiring 08/02/2017	Citigroup Global Markets	BRL	327	103,723	104,889	(1,166)
Expiring 08/02/2017	Goldman Sachs & Co.	BRL	767	233,858	245,913	(12,055)

Expiring 08/02/2017	Goldman Sachs & Co.	BRL	489	156,458	156,897	(439)
Expiring 08/02/2017	JPMorgan Chase	BRL	1,191	357,569	381,884	(24,315)
Expiring 08/02/2017	UBS AG	BRL	574	171,727	184,015	(12,288)
Expiring 11/03/2017	Citigroup Global Markets	BRL	599	188,358	188,846	(488)
Canadian Dollar,
Expiring 10/13/2017	UBS AG	CAD	1	727	752	(25)
Chilean Peso,
Expiring 10/12/2017	Citigroup Global Markets	CLP	47,399	70,829	72,818	(1,989)
Colombian Peso,
Expiring 10/12/2017	Barclays Capital Group	COP	1,259,266	414,232	418,077	(3,845)
Expiring 10/12/2017	Barclays Capital Group	COP	163,770	53,000	54,372	(1,372)
Expiring 10/12/2017	JPMorgan Chase	COP	142,739	47,090	47,390	(300)
Expiring 10/12/2017	UBS AG	COP	376,725	123,662	125,073	(1,411)
Expiring 10/12/2017	UBS AG	COP	165,966	54,330	55,101	(771)
Czech Koruna,
Expiring 10/06/2017	Citigroup Global Markets	CZK	4,960	218,444	226,233	(7,789)
Expiring 10/06/2017	UBS AG	CZK	490	21,625	22,344	(719)
Euro,
Expiring 10/27/2017	Citigroup Global Markets	EUR	14	16,894	17,194	(300)
Expiring 10/27/2017	Goldman Sachs & Co.	EUR	479	555,094	570,173	(15,079)
Expiring 10/27/2017	JPMorgan Chase	EUR	806	944,227	958,858	(14,631)
Expiring 10/27/2017	UBS AG	EUR	133	155,410	157,764	(2,354)
Indian Rupee,
Expiring 08/08/2017	Citigroup Global Markets	INR	6,395	98,546	99,575	(1,029)
Expiring 08/08/2017	UBS AG	INR	7,899	122,000	122,988	(988)
Indonesian Rupiah,
Expiring 08/11/2017	UBS AG	IDR	547,666	40,888	41,052	(164)
Expiring 08/21/2017	Barclays Capital Group	IDR	937,575	70,021	70,200	(179)
Expiring 08/21/2017	Citigroup Global Markets	IDR	860,884	64,298	64,458	(160)
Expiring 08/21/2017	JPMorgan Chase	IDR	4,855,940	361,844	363,584	(1,740)
Expiring 08/21/2017	JPMorgan Chase	IDR	2,088,331	146,395	156,362	(9,967)
Expiring 08/21/2017	JPMorgan Chase	IDR	299,056	22,301	22,392	(91)
Expiring 10/17/2017	Barclays Capital Group	IDR	1,914,383	142,545	142,447	98
Expiring 10/17/2017	Citigroup Global Markets	IDR	837,305	62,355	62,303	52
Expiring 10/17/2017	JPMorgan Chase	IDR	421,796	31,393	31,385	8
Israeli Shekel,
Expiring 10/20/2017	Citigroup Global Markets	ILS	65	18,201	18,247	(46)
Expiring 10/20/2017	Goldman Sachs & Co.	ILS	523	147,162	147,326	(164)
Japanese Yen,
Expiring 10/27/2017	Citigroup Global Markets	JPY	140	1,256	1,271	(15)
Malaysian Ringgit,
Expiring 09/15/2017	Barclays Capital Group	MYR	881	203,777	205,250	(1,473)
Expiring 09/15/2017	Barclays Capital Group	MYR	399	92,391	93,059	(668)

Mexican Peso,
Expiring 08/08/2017	Citigroup Global Markets	MXN	13,277	727,400	744,695	(17,295)
Expiring 08/08/2017	Citigroup Global Markets	MXN	13,005	716,021	729,429	(13,408)
Expiring 08/08/2017	Citigroup Global Markets	MXN	1,447	79,647	81,163	(1,516)
Expiring 08/08/2017	Citigroup Global Markets	MXN	1,006	55,587	56,434	(847)
Expiring 08/08/2017	Goldman Sachs & Co.	MXN	1,449	79,974	81,264	(1,290)
Expiring 08/08/2017	JPMorgan Chase	MXN	9,105	497,099	510,689	(13,590)
Expiring 08/08/2017	JPMorgan Chase	MXN	2,609	141,834	146,340	(4,506)
Expiring 08/08/2017	JPMorgan Chase	MXN	2,130	119,643	119,473	170
Expiring 08/08/2017	JPMorgan Chase	MXN	1,791	100,413	100,467	(54)
Expiring 08/08/2017	UBS AG	MXN	7,183	394,707	402,897	(8,190)
Expiring 08/08/2017	UBS AG	MXN	4,000	219,827	224,387	(4,560)
New Taiwanese Dollar,
Expiring 08/08/2017	Citigroup Global Markets	TWD	431	14,245	14,293	(48)
Expiring 08/08/2017	UBS AG	TWD	24,245	805,812	803,239	2,573
Expiring 08/08/2017	UBS AG	TWD	737	24,268	24,419	(151)
Peruvian Nuevo Sol,
Expiring 10/24/2017	Citigroup Global Markets	PEN	2,198	671,784	672,809	(1,025)
Philippine Peso,
Expiring 10/12/2017	Citigroup Global Markets	PHP	7,006	138,000	138,402	(402)
Expiring 10/12/2017	Citigroup Global Markets	PHP	6,683	130,794	132,027	(1,233)
Expiring 10/12/2017	Citigroup Global Markets	PHP	6,116	120,000	120,835	(835)
Expiring 10/12/2017	Citigroup Global Markets	PHP	1,940	38,000	38,321	(321)
Polish Zloty,
Expiring 10/20/2017	UBS AG	PLN	442	122,433	122,928	(495)
Expiring 10/20/2017	UBS AG	PLN	395	108,223	109,755	(1,532)
Expiring 10/20/2017	UBS AG	PLN	114	31,070	31,585	(515)
Romanian Leu,
Expiring 10/20/2017	Citigroup Global Markets	RON	1,590	404,940	413,614	(8,674)
Russian Ruble,
Expiring 08/25/2017	Citigroup Global Markets	RUB	13,594	226,879	226,139	740
Expiring 10/06/2017	Bank of America	RUB	8,525	139,526	140,587	(1,061)
Expiring 10/06/2017	Citigroup Global Markets	RUB	5,115	83,520	84,352	(832)
Singapore Dollar,
Expiring 08/11/2017	Citigroup Global Markets	SGD	114	82,050	83,916	(1,866)
Expiring 08/11/2017	Citigroup Global Markets	SGD	58	41,842	42,539	(697)
Expiring 08/11/2017	Citigroup Global Markets	SGD	21	15,530	15,598	(68)
Expiring 08/11/2017	JPMorgan Chase	SGD	25	18,550	18,779	(229)
Expiring 08/11/2017	UBS AG	SGD	1,986	1,440,832	1,465,870	(25,038)

Expiring 08/11/2017	UBS AG	SGD	117	84,275	86,175	(1,900)
Expiring 08/11/2017	UBS AG	SGD	111	80,622	82,289	(1,667)
South African Rand,
Expiring 09/22/2017	Bank of America	ZAR	955	69,536	71,818	(2,282)
Expiring 09/22/2017	Citigroup Global Markets	ZAR	7,097	523,396	533,737	(10,341)
Expiring 09/22/2017	Citigroup Global Markets	ZAR	2,019	154,251	151,877	2,374
Expiring 09/22/2017	Citigroup Global Markets	ZAR	504	37,000	37,910	(910)
Expiring 09/22/2017	Goldman Sachs & Co.	ZAR	7,097	519,963	533,736	(13,773)
Expiring 09/22/2017	JPMorgan Chase	ZAR	1,166	87,063	87,687	(624)
Expiring 09/22/2017	UBS AG	ZAR	2,873	216,349	216,059	290
Expiring 09/22/2017	UBS AG	ZAR	978	71,207	73,557	(2,350)
Expiring 09/22/2017	UBS AG	ZAR	919	69,065	69,108	(43)
Expiring 09/22/2017	UBS AG	ZAR	550	41,417	41,361	56
South Korean Won,
Expiring 08/21/2017	Barclays Capital Group	KRW	591,948	529,731	529,057	674
Expiring 08/21/2017	Citigroup Global Markets	KRW	91,208	80,622	81,517	(895)
Expiring 08/21/2017	Citigroup Global Markets	KRW	20,917	18,528	18,695	(167)
Swiss Franc,
Expiring 10/27/2017	Goldman Sachs & Co.	CHF	145	154,411	151,131	3,280
Thai Baht,
Expiring 08/11/2017	Citigroup Global Markets	THB	8,420	246,150	253,049	(6,899)
Expiring 08/11/2017	Citigroup Global Markets	THB	6,226	183,578	187,115	(3,537)
Expiring 08/11/2017	Citigroup Global Markets	THB	3,271	96,000	98,305	(2,305)
Expiring 08/11/2017	Citigroup Global Markets	THB	2,438	71,800	73,268	(1,468)
Expiring 08/11/2017	Citigroup Global Markets	THB	2,187	63,357	65,720	(2,363)
Expiring 08/11/2017	Citigroup Global Markets	THB	1,821	53,468	54,739	(1,271)
Turkish Lira,
Expiring 09/22/2017	Citigroup Global Markets	TRY	1,399	384,133	390,947	(6,814)
Expiring 09/22/2017	Citigroup Global Markets	TRY	1,096	305,541	306,247	(706)
Expiring 09/22/2017	Citigroup Global Markets	TRY	263	70,829	73,419	(2,590)
Expiring 09/22/2017	Citigroup Global Markets	TRY	170	46,000	47,502	(1,502)
Expiring 09/22/2017	UBS AG	TRY	264	71,207	73,714	(2,507)
Expiring 09/22/2017	UBS AG	TRY	138	38,231	38,516	(285)
Expiring 09/22/2017	UBS AG	TRY	90	25,114	25,119	(5)

				$18,860,546	$19,131,631	(271,085)

						$222,253

Cross currency exchange contracts outstanding at July 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/06/2018	Buy	ZAR	1,369	EUR	86	$(3,367)	Goldman Sachs & Co.
04/06/2018	Buy	BRL	450	EUR	124	(9,923)	Citigroup Global Markets
08/08/2017	Buy	MXN	2,946	EUR	141	(2,141)	Goldman Sachs & Co.
08/11/2017	Buy	EUR	74	SGD	117	1,317	UBS AG
10/20/2017	Buy	EUR	138	ILS	569	4,487	UBS AG
10/20/2017	Buy	EUR	121	PLN	516	542	Citigroup Global Markets
10/27/2017	Buy	EUR	134	CHF	148	5,294	Goldman Sachs & Co.
10/27/2017	Buy	EUR	133	CHF	147	5,181	Citigroup Global Markets

						$1,390

Interest rate swap agreements outstanding at July 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MYR	1,650	05/20/21	3.770%	3 Month Malaysia Bumiputra Rate(2)	$1,137	$—	$1,137	JPMorgan Chase
THB	9,000	02/28/26	2.300%	6 Month Thailand Fixing Rate(2)	810	—	810	JPMorgan Chase

					$1,947	$—	$1,947

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
MXN	4,500	02/16/21	5.400%	28 Day Mexican Interbank Rate(2)	$9	$(11,710)	$(11,719)
MXN	3,300	02/21/22	6.620%	28 Day Mexican Interbank Rate(2)	134	(1,518)	(1,652)
MXN	20,650	06/04/25	6.470%	28 Day Mexican Interbank Rate(2)	329	(40,772)	(41,101)
MXN	3,400	01/05/26	6.260%	28 Day Mexican Interbank Rate(1)	10	10,071	10,061

					$482	$(43,929)	$(44,411)

Cash of $170,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at July 31, 2017.

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$1,169,220	$—
Belarus	—	153,798	—
Brazil	—	4,223,009	—
Colombia	—	1,522,436	—
Czech Republic	—	306,325	—
Egypt	—	221,751	—
El Salvador	—	101,000	—
Gabon	—	101,000	—
Ghana	—	218,158	—
Greece	—	72,125	—
Hungary	—	701,886	—
Indonesia	—	3,036,549	—
Kazakhstan	—	492,869	—
Lebanon	—	151,424	—
Malaysia	—	1,452,408	—
Mexico	—	3,752,273	—
Nigeria	—	247,309	—
Peru	—	732,161	—
Poland	—	1,295,535	—
Romania	—	522,704	—
Russia	—	2,266,011	—
Singapore	—	316,039	—
South Africa	—	2,549,474	—
South Korea	—	312,067	—
Thailand	—	910,436	—
Turkey	—	2,691,419	—
Ukraine	—	338,250	—
Common Stock
Colombia	19,237	—	—
Affiliated Mutual Fund	507,108	—	—
Options Purchased	—	83,863	—
Options Written	—	(45,986)	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	222,253	—
OTC Cross Currency Exchange Contracts	—	1,390	—
OTC Interest Rate Swap Agreements	—	1,947	—
Centrally Cleared Interest Rate Swap Agreements	—	(44,411)	—

Total	$526,345	$30,076,692	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2017 were as follows:

Foreign Government Obligations	85.2%
Oil & Gas	5.3
Banks	2.6
Affiliated Mutual Fund	1.6
Sovereign Bonds	1.5
Telecommunications	1.3
Options Purchased	0.3

97.8
Options Written	(0.2)
Other assets in excess of liabilities	2.4

100.0%

Prudential Jennison Emerging Markets Equity Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.8%
COMMON STOCKS — 92.2%
Argentina — 6.5%
MercadoLibre, Inc.	3,347	$965,342

Brazil — 4.3%
Lojas Renner SA	30,817	290,050
Raia Drogasil SA	15,786	350,007

		640,057

Chile — 3.2%
Sociedad Quimica y Minera de Chile SA, ADR	11,286	463,967

China — 30.7%
Alibaba Group Holding Ltd., ADR*(a)	6,049	937,293
Baidu, Inc., ADR*	1,942	439,572
China Biologic Products Holdings, Inc.*	1,787	177,807
Ctrip.com International Ltd., ADR*	10,968	655,119
JD.com, Inc., ADR*	11,271	509,111
Jiangsu Hengrui Medicine Co. Ltd.	26,840	204,265
Kweichow Moutai Co. Ltd.	5,650	404,268
Tencent Holdings Ltd.	30,072	1,200,293

		4,527,728

Hong Kong — 1.1%
Sands China Ltd.	34,385	159,254

India — 18.5%
Ashok Leyland Ltd.	166,555	284,239
Asian Paints Ltd.	12,586	228,086
Biocon Ltd.	58,305	349,798
Eicher Motors Ltd.	590	276,488
Godrej Consumer Products Ltd.	20,130	325,552
HDFC Bank Ltd., ADR	3,114	301,373
MakeMyTrip Ltd.*	17,024	554,131
Maruti Suzuki India Ltd.	3,441	415,619

		2,735,286

Indonesia — 10.1%
Ace Hardware Indonesia Tbk PT	4,394,286	366,273
Astra International Tbk PT	555,756	332,535
Bank Rakyat Indonesia Persero Tbk PT	280,268	310,529
Matahari Department Store Tbk PT	202,045	192,085
Mitra Adiperkasa Tbk PT	613,605	290,106

		1,491,528

Malaysia — 1.5%
IHH Healthcare Bhd	165,115	227,632

Mexico — 2.6%
Arca Continental SAB de CV	51,073	379,695

Peru — 1.3%
Credicorp Ltd.	1,052	194,767

Philippines — 1.3%
Universal Robina Corp.	60,410	192,693

Russia — 3.2%
Sberbank of Russia PJSC, ADR	17,404	204,410
X5 Retail Group NV, GDR*	6,707	260,071

		464,481

Taiwan — 4.4%
Cathay Financial Holding Co. Ltd.	176,000	286,772
Largan Precision Co. Ltd.	2,000	364,919

		651,691

Thailand — 3.5%
Bangkok Dusit Medical Services PCL	292,567	167,870
CP ALL PCL	193,317	352,922

		520,792

TOTAL COMMON STOCKS (cost $9,934,428)		13,614,913

PREFERRED STOCK — 1.6%
Brazil
Itau Unibanco Holding SA (PRFC) (cost $232,858)	19,838	237,610

TOTAL LONG-TERM INVESTMENTS (cost $10,167,286)		13,852,523

	Shares
SHORT-TERM INVESTMENTS — 13.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	996,379	996,379
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $972,959; includes $972,302 of cash collateral for securities on loan)(b)(w)	972,862	972,959

TOTAL SHORT-TERM INVESTMENTS (cost $1,969,338)		1,969,338

TOTAL INVESTMENTS — 107.2% (cost $12,136,624)(x)		15,821,861
Liabilities in excess of other assets — (7.2)%		(1,057,249)

NET ASSETS — 100.0%		$14,764,612

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $937,138; cash collateral of $972,302 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$12,136,624

Appreciation	3,820,401
Depreciation	(135,164)

Net Unrealized Appreciation	$3,685,237

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$965,342	$—	$—
Brazil	640,057	—	—
Chile	463,967	—	—
China	2,718,902	1,808,826	—
Hong Kong	—	159,254	—
India	855,504	1,879,782	—
Indonesia	—	1,491,528	—
Malaysia	—	227,632	—
Mexico	379,695	—	—
Peru	194,767	—	—
Philippines	—	192,693	—
Russia	464,481	—	—
Taiwan	—	651,691	—
Thailand	520,792	—	—
Preferred Stock
Brazil	237,610	—	—
Affiliated Mutual Funds	1,969,338	—	—

Total	$9,410,455	$6,411,406	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows:

Internet Software & Services	24.0%
Affiliated Mutual Funds (including 6.6% of collateral for securities on loan)	13.4
Internet & Direct Marketing Retail	11.7
Banks	8.4
Food & Staples Retailing	6.6
Beverages	5.3
Multiline Retail	5.2
Automobiles	5.0
Chemicals	4.7
Machinery	3.8

Biotechnology	3.6
Health Care Providers & Services	2.6
Specialty Retail	2.5
Electronic Equipment, Instruments & Components	2.5
Personal Products	2.2
Insurance	1.9
Pharmaceuticals	1.4
Food Products	1.3
Hotels, Restaurants & Leisure	1.1

107.2
Liabilities in excess of other assets	(7.2)

100.0%

Prudential Jennison Global Opportunities Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Argentina — 4.0%
MercadoLibre, Inc.	54,870	$15,825,605

Brazil — 2.2%
Raia Drogasil SA	398,954	8,845,601

China — 13.2%
Alibaba Group Holding Ltd., ADR*(a)	160,710	24,902,014
Tencent Holdings Ltd.	688,400	27,476,786

		52,378,800

France — 8.6%
Kering	41,803	14,610,989
L’Oreal SA	41,927	8,686,420
LVMH Moet Hennessy Louis Vuitton SE	43,041	10,811,373

		34,108,782

Germany — 4.8%
adidas AG	83,904	19,163,125

India — 2.7%
HDFC Bank Ltd., ADR	111,947	10,834,231

Japan — 2.6%
Keyence Corp.	22,355	10,326,096

Netherlands — 2.3%
ASML Holding NV	59,016	8,899,649

Spain — 3.4%
Industria de Diseno Textil SA	333,422	13,234,946

Thailand — 2.3%
CP ALL PCL	4,860,571	8,878,285

United Kingdom — 3.4%
Ashtead Group PLC	221,108	4,750,357
ASOS PLC*	35,324	2,692,823
St. James’s Place PLC	375,767	6,035,704

		13,478,884

United States — 49.1%
Activision Blizzard, Inc.	163,090	10,075,700
Albemarle Corp.	85,010	9,844,158
Alphabet, Inc. (Class A Stock)*	7,444	7,038,302
Amazon.com, Inc.*	21,411	21,149,358
Apple, Inc.	67,612	10,055,933
Boston Scientific Corp.*	337,938	8,995,910
Broadcom Ltd.	51,437	12,687,450
Celgene Corp.*	51,884	7,025,612
Charter Communications, Inc. (Class A Stock)*	39,068	15,311,140
Facebook, Inc. (Class A Stock)*	98,390	16,652,507
Goldman Sachs Group, Inc. (The)	25,032	5,640,461
Illumina, Inc.*	15,596	2,711,365
Incyte Corp.*	31,345	4,177,975
Mastercard, Inc. (Class A Stock)	113,149	14,460,442
Netflix, Inc.*	87,172	15,835,665
Parker-Hannifin Corp.	43,307	7,188,096
PayPal Holdings, Inc.*	127,801	7,482,749
Tesla, Inc.*(a)	25,584	8,275,656

Vertex Pharmaceuticals, Inc.*	64,749	9,830,193

		194,438,672

TOTAL LONG-TERM INVESTMENTS (cost $284,766,036)		390,412,676

SHORT-TERM INVESTMENTS — 10.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	9,076,358	9,076,358
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $34,015,191; includes $33,986,215 of cash collateral for securities on loan)(b)(w)	34,012,486	34,015,887

TOTAL SHORT-TERM INVESTMENTS (cost $43,091,549)		43,092,245

TOTAL INVESTMENTS — 109.5% (cost $327,857,585)(x)		433,504,921
Liabilities in excess of other assets — (9.5)%		(37,525,068)

NET ASSETS — 100.0%		$395,979,853

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,598,408; cash collateral of $33,986,215 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$330,059,865

Appreciation	104,131,722
Depreciation	(686,666)

Net Unrealized Appreciation	$103,445,056

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$15,825,605	$—	$—
Brazil	8,845,601	—	—
China	24,902,014	27,476,786	—
France	—	34,108,782	—
Germany	—	19,163,125	—
India	10,834,231	—	—
Japan	—	10,326,096	—
Netherlands	—	8,899,649	—
Spain	—	13,234,946	—
Thailand	—	8,878,285	—
United Kingdom	—	13,478,884	—
United States	194,438,672	—	—
Affiliated Mutual Funds	43,092,245	—	—

Total	$297,938,368	$135,566,553	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows:

Internet Software & Services	23.3%
Textiles, Apparel & Luxury Goods	11.3
Affiliated Mutual Funds (including 8.6% of collateral for securities on loan)	10.9
Internet & Direct Marketing Retail	10.0
IT Services	5.5
Semiconductors & Semiconductor Equipment	5.5
Biotechnology	5.3
Food & Staples Retailing	4.5
Media	3.9
Specialty Retail	3.3
Banks	2.7
Electronic Equipment, Instruments & Components	2.6
Software	2.5
Technology Hardware, Storage & Peripherals	2.5
Chemicals	2.5
Health Care Equipment & Supplies	2.3
Personal Products	2.2
Automobiles	2.1
Machinery	1.8
Insurance	1.5
Capital Markets	1.4
Trading Companies & Distributors	1.2
Life Sciences Tools & Services	0.7

109.5
Liabilities in excess of other assets	(9.5)

100.0%

Prudential Jennison Global Infrastructure Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Australia — 5.2%
Spark Infrastructure Group	341,088	$682,858
Sydney Airport	163,422	880,881
Transurban Group	221,653	2,024,251

		3,587,990

Brazil — 3.1%
Alupar Investimento SA, UTS, 144A	65,311	382,439
Alupar Investimento SA, UTS	29,521	172,865
CCR SA	125,755	688,792
EcoRodovias Infraestrutura e Logistica SA	272,692	941,810

		2,185,906

Canada — 9.8%
Enbridge, Inc. (TSX)	16,964	703,188
Fortis, Inc.	28,264	1,030,585
Pembina Pipeline Corp.	50,293	1,714,991
TransCanada Corp. (TSX)	42,794	2,186,467
Westshore Terminals Investment Corp.	60,831	1,151,483

		6,786,714

China — 1.0%
Huaneng Renewables Corp. Ltd. (Class H Stock)	2,378,417	724,016

France — 9.4%
Aeroports de Paris	9,651	1,633,279
Eiffage SA	26,636	2,580,107
Veolia Environnement SA	30,362	684,258
Vinci SA	17,934	1,605,919

		6,503,563

Germany — 1.2%
Fraport AG Frankfurt Airport Services Worldwide	8,421	843,268

India — 2.5%
NTPC Ltd.	323,324	827,695
Power Grid Corp. of India Ltd.	255,335	888,532

		1,716,227

Italy — 7.7%
Atlantia SpA	93,167	2,834,070
Enel SpA	248,102	1,415,243
Italgas SpA	199,207	1,096,781

		5,346,094

Mexico — 2.8%
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	31,758	675,226
Infraestructura Energetica Nova SAB de CV, 144A	17,329	98,119
Infraestructura Energetica Nova SAB de CV	201,534	1,141,111

		1,914,456

Philippines — 1.1%
International Container Terminal Services, Inc.	366,239	775,033

Spain — 6.8%
Aena SA, 144A	8,193	1,601,300
Ferrovial SA	85,604	1,846,029
Iberdrola SA	165,999	1,308,555

		4,755,884

Switzerland — 2.4%
Flughafen Zurich AG	6,554	1,671,525

United States — 44.1%
Advanced Disposal Services, Inc.*	46,105	1,114,819
American Electric Power Co., Inc.	16,934	1,194,524
American Tower Corp., REIT	10,528	1,435,282
American Water Works Co., Inc.	13,734	1,113,827
Atmos Energy Corp.	9,501	824,307
Cheniere Energy Partners LP Holdings LLC	34,917	913,778
Cheniere Energy, Inc.*	24,021	1,085,749
CSX Corp.	40,003	1,973,748
Edison International	19,113	1,503,811
Energy Transfer Partners LP, MLP	36,349	752,061
Equinix, Inc., REIT	1,735	782,017
Exelon Corp.	27,543	1,055,999
FedEx Corp.	5,160	1,073,435
Genesee & Wyoming, Inc. (Class A Stock)*	14,348	934,916
Great Plains Energy, Inc.	45,652	1,408,821
Kinder Morgan, Inc.	81,898	1,673,176
NextEra Energy, Inc.	15,966	2,332,473
NRG Energy, Inc.	42,357	1,042,829
PG&E Corp.	34,944	2,365,359
SBA Communications Corp., REIT*	10,201	1,403,147
Sempra Energy	8,282	935,949
Targa Resources Corp.	15,253	707,892
Union Pacific Corp.	6,687	688,493
Williams Cos., Inc. (The)	74,629	2,371,711

		30,688,123

TOTAL LONG-TERM INVESTMENTS (cost $56,241,039)		67,498,799

SHORT-TERM INVESTMENT — 2.7%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,855,121)(w)	1,855,121	1,855,121

TOTAL INVESTMENTS — 99.8% (cost $58,096,160)(x)		69,353,920
Other assets in excess of liabilities — 0.2%		171,146

NET ASSETS — 100.0%		$69,525,066

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$58,860,065

Appreciation	10,781,348
Depreciation	(287,493)

Net Unrealized Appreciation	$10,493,855

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$3,587,990	$—
Brazil	1,803,467	382,439	—
Canada	6,786,714	—	—
China	—	724,016	—
France	—	6,503,563	—
Germany	—	843,268	—
India	—	1,716,227	—
Italy	—	5,346,094	—
Mexico	1,816,337	98,119	—
Philippines	—	775,033	—
Spain	—	4,755,884	—
Switzerland	—	1,671,525	—
United States	30,688,123	—	—
Affiliated Mutual Fund	1,855,121	—	—

Total	$42,949,762	$26,404,158	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2017 were as follows:

Transportation Infrastructure	22.8%
Electric Utilities	22.6
Oil, Gas & Consumable Fuels	17.4
Construction & Engineering	8.6
Equity Real Estate Investment Trusts (REITs)	5.2
Road & Rail	5.1
Gas Utilities	4.6
Independent Power & Renewable Electricity Producers	3.7
Affiliated Mutual Fund	2.7
Multi-Utilities	2.4
Commercial Services & Supplies	1.6
Water Utilities	1.6
Air Freight & Logistics	1.5

99.8
Other assets in excess of liabilities	0.2

100.0%

Prudential Jennison International Opportunities Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 96.8%
Argentina — 4.5%
MercadoLibre, Inc.	8,509	$2,454,166

Brazil — 2.3%
Raia Drogasil SA	55,971	1,240,988

Canada — 1.5%
Shopify, Inc. (Class A Stock)*(a)	9,031	834,194

China — 14.2%
Alibaba Group Holding Ltd., ADR*(a)	23,882	3,700,516
Tencent Holdings Ltd.	103,166	4,117,766

		7,818,282

France — 12.5%
Dassault Systemes SE	10,583	1,038,164
Kering	5,729	2,002,401
L’Oreal SA	4,755	985,139
LVMH Moet Hennessy Louis Vuitton SE	5,903	1,482,761
Valeo SA	19,770	1,368,842

		6,877,307

Germany — 12.4%
adidas AG	11,913	2,720,851
Fresenius SE & Co. KGaA	19,195	1,620,144
Infineon Technologies AG	54,714	1,188,180
Wirecard AG	16,909	1,294,018

		6,823,193

Hong Kong — 1.8%
Techtronic Industries Co. Ltd.	216,662	962,693

India — 5.6%
HDFC Bank Ltd., ADR	17,356	1,679,714
Maruti Suzuki India Ltd.	11,627	1,404,360

		3,084,074

Italy — 5.8%
Brembo SpA	57,411	882,835
Brunello Cucinelli SpA	31,416	922,856
Brunello Cucinelli SpA, 144A	5,417	159,126
Ferrari NV	11,606	1,221,291

		3,186,108

Japan — 3.1%
Keyence Corp.	3,640	1,681,368

Netherlands — 2.8%
ASML Holding NV	10,382	1,565,612

Spain — 3.9%
Industria de Diseno Textil SA	54,002	2,143,570

Sweden — 2.7%
Atlas Copco AB (Class A Stock)	40,965	1,481,612

Switzerland — 4.3%
Givaudan SA	393	781,916
Straumann Holding AG	2,770	1,564,269

		2,346,185

Thailand — 1.9%
CP ALL PCL	566,535	1,034,829

United Kingdom — 10.0%
Ashtead Group PLC	50,902	1,093,595
ASOS PLC*	4,855	370,107
Compass Group PLC	65,468	1,396,901
St. James’s Place PLC	80,400	1,291,414
Unilever NV, CVA	22,556	1,314,506

		5,466,523

United States — 7.5%
Albemarle Corp.	12,133	1,405,002
Broadcom Ltd.	6,912	1,704,914
JPMorgan Chase & Co.	10,923	1,002,731

		4,112,647

TOTAL COMMON STOCKS (cost $37,303,334)		53,113,351

PREFERRED STOCK — 2.5%
Germany
Sartorius AG (PRFC) (cost $1,212,111)	14,408	1,361,765

TOTAL LONG-TERM INVESTMENTS (cost $38,515,445)		54,475,116

SHORT-TERM INVESTMENTS — 9.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	360,879	360,879
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $4,697,201; includes $4,693,997 of cash collateral for securities on loan)(b)(w)	4,696,732	4,697,201

TOTAL SHORT-TERM INVESTMENTS (cost $5,058,080)		5,058,080

TOTAL INVESTMENTS — 108.5% (cost $43,573,525)(x)		59,533,196
Liabilities in excess of other assets — (8.5)%		(4,673,400)

NET ASSETS — 100.0%		$54,859,796

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,532,776; cash collateral of $4,693,997 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$43,595,122

Appreciation	15,964,798
Depreciation	(26,724)

Net Unrealized Appreciation	$15,938,074

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$2,454,166	$—	$—
Brazil	1,240,988	—	—
Canada	834,194	—	—
China	3,700,516	4,117,766	—
France	—	6,877,307	—
Germany	—	6,823,193	—
Hong Kong	—	962,693	—
India	1,679,714	1,404,360	—
Italy	—	3,186,108	—
Japan	—	1,681,368	—
Netherlands	—	1,565,612	—
Spain	—	2,143,570	—
Sweden	—	1,481,612	—
Switzerland	—	2,346,185	—
Thailand	—	1,034,829	—
United Kingdom	—	5,466,523	—
United States	4,112,647	—	—
Preferred Stock
Germany	—	1,361,765	—
Affiliated Mutual Funds	5,058,080	—	—

Total	$19,080,305	$40,452,891	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows:

Internet Software & Services	20.2%
Textiles, Apparel & Luxury Goods	13.3
Affiliated Mutual Funds (including 8.6% of collateral for securities on loan)	9.2
Semiconductors & Semiconductor Equipment	8.1
Health Care Equipment & Supplies	5.3
Banks	4.9
Automobiles	4.8
Personal Products	4.2
Food & Staples Retailing	4.1
Auto Components	4.1
Chemicals	4.0
Specialty Retail	3.9
Electronic Equipment, Instruments & Components	3.1
Health Care Providers & Services	2.9
Machinery	2.7
Hotels, Restaurants & Leisure	2.5
IT Services	2.4
Insurance	2.4
Trading Companies & Distributors	2.0
Software	1.9
Household Durables	1.8
Internet & Direct Marketing Retail	0.7

108.5
Liabilities in excess of other assets	(8.5)

100.0%

Prudential QMA International Equity Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 96.1%
Australia — 3.9%
Aristocrat Leisure Ltd.	112,687	$1,827,381
BT Investment Management Ltd.	102,163	879,180
Charter Hall Group	233,784	971,622
CIMIC Group Ltd.	31,261	1,036,991
Commonwealth Bank of Australia	9,794	656,148
Computershare Ltd.	65,246	734,116
CSR Ltd.	263,849	827,886
Fortescue Metals Group Ltd.	349,581	1,606,749
Macquarie Group Ltd.	24,094	1,654,136
QBE Insurance Group Ltd.	52,743	499,664
Sonic Healthcare Ltd.	6,204	110,722

		10,804,595

Austria — 1.0%
Lenzing AG	4,976	890,251
voestalpine AG	34,859	1,766,785

		2,657,036

Belgium — 0.1%
KBC Group NV	3,387	280,016

Brazil — 1.4%
Cia de Saneamento Basico do Estado de Sao Paulo	142,600	1,535,133
EDP - Energias do Brasil SA	138,000	636,375
Magazine Luiza SA	9,600	1,132,907
Petroleo Brasileiro SA*	40,600	179,282
Qualicorp SA	15,100	158,682
Vale SA	18,200	183,672

		3,826,051

Canada — 5.8%
Bank of Nova Scotia (The)	31,400	1,956,156
Canadian Imperial Bank of Commerce	20,100	1,744,714
Canadian National Railway Co.	25,900	2,046,656
CGI Group, Inc. (Class A Stock)*	2,800	147,843
Cogeco Communications, Inc.	14,400	1,006,008
Genworth MI Canada, Inc.(a)	26,800	781,805
Magna International, Inc.	31,000	1,478,452
Royal Bank of Canada	38,600	2,879,636
Toronto-Dominion Bank (The)	56,300	2,902,267
TransCanada Corp.	23,700	1,210,900

		16,154,437

Chile — 0.3%
Cencosud SA	209,926	597,545
Enel Generacion Chile SA	262,113	204,111
Inversiones La Construccion SA	11,723	156,957

		958,613

China — 7.3%
Agricultural Bank of China Ltd. (Class H Stock)	3,109,000	1,450,170
Alibaba Group Holding Ltd., ADR*(a)	13,600	2,107,320
Bank of Communications Co. Ltd. (Class H Stock)	973,000	719,716
BOC Hong Kong Holdings Ltd.	49,500	243,366
Changyou.com Ltd., ADR*	13,200	558,756
China Agri-Industries Holdings Ltd.	1,144,000	512,101
China CITIC Bank Corp. Ltd. (Class H Stock)	174,000	112,785

China Construction Bank Corp. (Class H Stock)	2,742,000	2,276,722
China Minsheng Banking Corp. Ltd. (Class H Stock)	106,000	106,531
China Telecom Corp. Ltd. (Class H Stock)	2,458,000	1,168,367
China Vanke Co. Ltd. (Class H Stock)	522,100	1,538,331
CIFI Holdings Group Co. Ltd.	1,986,000	1,130,085
Citic Ltd.	137,000	208,155
Geely Automobile Holdings Ltd.	180,000	415,643
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	186,000	399,697
Huadian Fuxin Energy Corp. Ltd. (Class H Stock)	562,000	124,339
JD.com, Inc., ADR*	25,300	1,142,801
Lao Feng Xiang Co. Ltd. (Class B Stock)	183,700	712,572
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	245,500	1,817,219
Powerlong Real Estate Holdings Ltd.	674,000	314,759
Shanghai Industrial Holdings Ltd.	190,000	549,070
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	50,500	133,720
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	2,500,000	1,420,665
Tencent Holdings Ltd.	28,800	1,149,523

		20,312,413

Denmark — 1.5%
Danske Bank A/S	19,039	771,035
Novo Nordisk A/S (Class B Stock)	25,422	1,081,184
Vestas Wind Systems A/S	22,934	2,241,384

		4,093,603

Finland — 1.0%
Orion OYJ (Class B Stock)	8,365	422,772
Sampo OYJ (Class A Stock)	6,122	334,821
UPM-Kymmene OYJ	69,687	1,897,091

		2,654,684

France — 6.2%
Atos SE	10,868	1,652,317
AXA SA	92,459	2,730,628
BNP Paribas SA	9,112	706,138
Credit Agricole SA	121,381	2,130,515
Faurecia	3,234	179,577
Hermes International	3,249	1,645,661
LVMH Moet Hennessy Louis Vuitton SE	3,941	989,931
Natixis SA	198,898	1,445,297
Orange SA	29,103	489,711
Peugeot SA	19,101	410,875
Sanofi	31,563	3,007,598
Total SA	34,911	1,775,348

		17,163,596

Germany — 5.3%
adidas AG	2,580	589,255
Allianz SE	15,033	3,204,393
BASF SE	13,654	1,299,856
Bayer AG	23,231	2,942,456
Bayerische Motoren Werke AG	12,036	1,105,858
Deutsche Lufthansa AG	82,182	1,764,855
Hannover Rueck SE	8,906	1,124,100
Siemens AG	12,688	1,721,777
Siltronic AG*	9,014	980,195

		14,732,745

Greece — 0.7%
Hellenic Petroleum SA	57,619	532,755

JUMBO SA	39,691	664,674
Motor Oil Hellas Corinth Refineries SA	35,323	795,323

		1,992,752

Hong Kong — 2.9%
AIA Group Ltd.	91,800	722,054
ASM Pacific Technology Ltd.	7,300	94,343
CK Hutchison Holdings Ltd.	70,000	921,139
Galaxy Entertainment Group Ltd.	31,402	193,879
Kingboard Chemical Holdings Ltd.	67,000	301,643
Kingboard Laminates Holdings Ltd.	699,000	974,150
Sun Hung Kai Properties Ltd.	106,000	1,640,060
WH Group Ltd., 144A	1,739,500	1,631,029
Wheelock & Co. Ltd.	217,000	1,635,203

		8,113,500

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	293,598	530,520

India — 1.2%
Balrampur Chini Mills Ltd.	51,775	133,504
Bharat Petroleum Corp. Ltd.	46,683	342,812
Hindustan Petroleum Corp. Ltd.	236,362	1,411,370
Oil & Natural Gas Corp. Ltd.	475,810	1,256,531
Reliance Infrastructure Ltd., GDR	5,869	143,791

		3,288,008

Indonesia — 0.3%
Gudang Garam Tbk PT	143,900	822,175
Japfa Comfeed Indones Tbk PT	1,127,900	98,582

		920,757

Italy — 1.8%
ACEA SpA	7,116	106,821
Atlantia SpA	5,994	182,333
Azimut Holding SpA	10,961	245,584
Enel SpA	110,951	632,896
Ferrari NV	1,639	172,471
GEDI Gruppo Editoriale SpA*	710	659
Intesa Sanpaolo SpA-RSP	274,305	874,399
Maire Tecnimont SpA(a)	128,052	718,398
Recordati SpA	9,584	409,097
Telecom Italia SpA*	1,683,588	1,732,088

		5,074,746

Japan — 16.9%
Aisin Seiki Co. Ltd.	28,700	1,492,084
Astellas Pharma, Inc.	123,100	1,567,744
Canon, Inc.	53,500	1,861,310
Daiichi Sankyo Co. Ltd.	48,800	1,064,282
Daiichikosho Co. Ltd.	5,500	264,894
Daiwa House Industry Co. Ltd.	46,300	1,615,009
Fujitsu Ltd.	236,000	1,757,429
Hitachi Ltd.	286,000	1,967,627
Hoya Corp.	5,200	293,212
ITOCHU Corp.	125,100	1,961,757
Japan Tobacco, Inc.	55,900	1,942,477
Kajima Corp.	201,000	1,752,648
Kansai Electric Power Co., Inc. (The)	12,200	163,811
Keyence Corp.	600	277,149

Marubeni Corp.	22,400	148,433
Medipal Holdings Corp.	12,300	225,083
Mitsubishi Chemical Holdings Corp.	187,500	1,569,799
Mitsubishi Corp.	81,500	1,769,546
Mitsubishi Motors Corp.	223,100	1,609,353
Mitsui & Co. Ltd.	64,200	933,518
Mitsui Chemicals, Inc.	253,000	1,437,324
Mixi, Inc.	2,400	131,903
MS&AD Insurance Group Holdings, Inc.	43,100	1,511,714
Nippon Telegraph & Telephone Corp.	47,484	2,323,782
Nomura Holdings, Inc.	48,500	288,149
Obayashi Corp.	143,100	1,723,020
ORIX Corp.	125,400	1,989,900
Sharp Corp.*(a)	382,000	1,344,714
Shin-Etsu Chemical Co. Ltd.	5,600	512,204
Showa Corp.*	89,200	861,684
Sony Corp.	27,500	1,129,819
Sumitomo Chemical Co. Ltd.	20,000	116,882
Sumitomo Corp.	114,800	1,551,730
Suzuki Motor Corp.	42,600	2,019,297
Taisei Corp.	187,000	1,789,970
Tokyo Electron Ltd.	11,700	1,645,462
Tosoh Corp.	129,000	1,527,378
Toyota Motor Corp.	10,533	593,638
Toyota Tsusho Corp.	5,900	189,673

		46,925,408

Luxembourg — 0.1%
ArcelorMittal*	8,255	217,338

Malaysia — 0.7%
CIMB Group Holdings Bhd	953,100	1,457,808
Malaysian Pacific Industries Bhd	69,300	229,623
Tenaga Nasional Bhd	46,800	154,302

		1,841,733

Mexico — 0.2%
Grupo Financiero Interacciones SA de CV	53,400	300,558
PLA Administradora Industrial S de RL de CV	162,500	283,239

		583,797

Netherlands — 2.5%
BE Semiconductor Industries NV	5,899	383,720
ING Groep NV	157,176	2,936,641
Royal Dutch Shell PLC (Class A Stock)	63,388	1,790,168
Royal Dutch Shell PLC (Class B Stock)	61,779	1,759,943

		6,870,472

New Zealand — 0.4%
Air New Zealand Ltd.	367,498	925,201
Chorus Ltd.	78,674	263,636

		1,188,837

Norway — 1.4%
Aker BP ASA	11,729	221,560
Austevoll Seafood ASA	98,572	875,596
DNB ASA	13,085	257,048
Marine Harvest ASA*	84,245	1,570,621
Salmar ASA	33,476	870,323

		3,795,148

Poland — 0.8%
Ciech SA*	6,702	107,606
Enea SA	235,627	993,238
Polski Koncern Naftowy Orlen SA	6,998	207,193
Powszechny Zaklad Ubezpieczen SA	69,251	853,051

		2,161,088

Portugal — 0.6%
EDP - Energias de Portugal SA	168,845	599,473
Sonae SGPS SA	854,309	981,737

		1,581,210

Qatar — 0.2%
Ooredoo QSC	16,190	425,748

Russia — 0.8%
Gazprom PAO, ADR	110,142	428,452
Lukoil PJSC, ADR	8,089	376,705
Magnit PJSC, GDR	4,112	150,910
Novatek OAO, GDR	1,216	127,194
RusHydro PJSC, ADR	122,630	153,288
Sberbank of Russia PJSC, ADR	58,038	676,143
Severstal PJSC, GDR	18,676	256,608

		2,169,300

Singapore — 0.6%
Oversea-Chinese Banking Corp. Ltd.	211,300	1,769,714

South Africa — 0.7%
Bid Corp. Ltd.	4,842	116,285
KAP Industrial Holdings Ltd.	1,006,360	612,734
Mondi PLC	4,106	108,150
Rebosis Property Fund Ltd.	138,532	118,855
Sappi Ltd.	15,610	103,402
Shoprite Holdings Ltd.	7,490	114,596
Standard Bank Group Ltd.	17,875	222,057
Steinhoff International Holdings NV	40,764	203,982
Wilson Bayly Holmes-Ovcon Ltd.	21,488	223,254

		1,823,315

South Korea — 4.5%
KT Corp.	53,617	1,667,185
LG Uplus Corp.	107,390	1,596,496
Meritz Securities Co. Ltd.	79,686	370,911
POSCO	5,979	1,786,614
Samsung Electronics Co. Ltd.	2,150	4,623,532
Shinhan Financial Group Co. Ltd.	4,235	201,277
SK Hynix, Inc.	37,650	2,213,532
SK Telecom Co. Ltd.	518	128,076

		12,587,623

Spain — 1.8%
Amadeus IT Group SA	30,116	1,853,751
Endesa SA	47,364	1,121,260
Repsol SA	47,793	800,430
Siemens Gamesa Renewable Energy SA	67,587	1,105,800

		4,881,241

Sweden — 2.7%
Atlas Copco AB (Class A Stock)	23,646	855,222
Essity AB (Class B Stock)*	7,989	231,641
ICA Gruppen AB	39,361	1,577,158
Investor AB (Class B Stock)	30,505	1,446,698
Peab AB	47,574	558,436
Swedbank AB (Class A Stock)	12,566	327,688
Swedish Match AB	29,355	1,032,514
Volvo AB (Class B Stock)	93,941	1,595,627

		7,624,984

Switzerland — 4.8%
Adecco Group AG	6,713	512,155
Flughafen Zuerich AG	3,780	964,047
Glencore PLC*	77,031	339,814
Nestle SA	25,097	2,118,426
Novartis AG	29,707	2,530,376
Partners Group Holding AG	757	491,421
Roche Holding AG	16,161	4,091,469
Swatch Group AG (The)	21,683	1,670,113
Swiss Life Holding AG*	381	139,047
Temenos Group AG*	5,604	541,718

		13,398,586

Taiwan — 2.5%
AU Optronics Corp.	254,000	102,826
Chailease Holding Co. Ltd.	45,000	129,364
Formosa Chemicals & Fibre Corp.	422,000	1,271,449
Formosa Petrochemical Corp.	474,000	1,663,983
General Interface Solution Holding Ltd.	13,000	124,629
Gourmet Master Co. Ltd.	385	4,507
Innolux Corp.	3,171,000	1,546,839
Merry Electronics Co. Ltd.	17,000	140,177
Taiwan Semiconductor Manufacturing Co. Ltd.	128,000	904,820
Tripod Technology Corp.	291,000	950,009

		6,838,603

Thailand — 1.3%
Charoen Pokphand Foods PCL	1,137,300	840,587
GFPT PCL	1,133,300	657,041
Kiatnakin Bank PCL	448,900	900,293
Mega Lifesciences PCL	215,700	181,634
Tisco Financial Group PCL	409,000	906,439

		3,485,994

Turkey — 1.3%
Aygaz A/S	105,699	484,348
Eregli Demir ve Celik Fabrikalari TAS	403,889	900,484
Tekfen Holding A/S	109,020	338,951
Turkiye Garanti Bankasi A/S	442,535	1,325,254
Turkiye Is Bankasi (Class C Stock)	237,905	512,131

		3,561,168

United Kingdom — 10.4%
AstraZeneca PLC	10,852	646,813
BP PLC	480,011	2,819,467
British American Tobacco PLC	51,029	3,174,298

Britvic PLC	84,628	796,927
Dixons Carphone PLC	346,875	1,232,007
esure Group PLC	110,709	432,460
GlaxoSmithKline PLC	78,587	1,564,430
HSBC Holdings PLC	419,091	4,197,159
J. Sainsbury PLC	30,198	97,569
JD Sports Fashion PLC	159,102	752,057
Legal & General Group PLC	491,722	1,741,050
Lloyds Banking Group PLC	1,739,053	1,503,478
Persimmon PLC	4,188	138,375
Prudential PLC(c)	25,242	615,918
Redrow PLC	18,479	144,402
RELX PLC	16,175	352,312
Smith & Nephew PLC	67,162	1,168,615
Subsea 7 SA	14,341	212,503
Taylor Wimpey PLC	568,643	1,428,205
Unilever NV, CVA	39,141	2,281,037
Unilever PLC	40,714	2,322,032
Vodafone Group PLC	458,174	1,343,071

		28,964,185

United States — 0.0%
Lululemon Athletica, Inc.*	48	2,959

TOTAL COMMON STOCKS (cost $217,795,962)		266,256,523

EXCHANGE TRADED FUNDS — 1.0%
United States
iShares MSCI EAFE Index Fund	34,620	2,317,117
iShares MSCI Emerging Markets Index Fund(a)	12,564	550,303

TOTAL EXCHANGE TRADED FUNDS (cost $2,642,014)		2,867,420

PREFERRED STOCKS — 2.3%
Brazil — 1.3%
Banco ABC Brasil SA (PRFC)	129,000	671,403
Cia de Saneamento do Parana (PRFC)	281,900	951,012
Itau Unibanco Holding SA (PRFC)	152,800	1,830,160
Vale SA (PRFC)	27,400	257,626

		3,710,201

Germany — 0.8%
Volkswagen AG (PRFC)	13,649	2,099,060

South Korea — 0.2%
Samsung Electronics Co. Ltd. (PRFC)	230	396,563

TOTAL PREFERRED STOCKS (cost $5,398,939)		6,205,824

TOTAL LONG-TERM INVESTMENTS (cost $225,836,915)		275,329,767

SHORT-TERM INVESTMENTS — 2.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	373,029	373,029

Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $5,448,304; includes $5,444,228 of cash collateral for securities on loan)(b)(w)	5,447,681	5,448,225

TOTAL SHORT-TERM INVESTMENTS (cost $5,821,333)		5,821,254

TOTAL INVESTMENTS — 101.5% (cost $231,658,248)(x)		281,151,021
Liabilities in excess of other assets — (1.5)%		(4,050,808)

NET ASSETS — 100.0%		$277,100,213

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $5,225,499; cash collateral of $5,444,228 (included with liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	An affiliated security.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$234,747,398

Appreciation	48,508,863
Depreciation	(2,105,240)

Net Unrealized Appreciation	$46,403,623

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$10,804,595	$—
Austria	—	2,657,036	—
Belgium	—	280,016	—
Brazil	3,826,051	—	—
Canada	16,154,437	—	—
Chile	958,613	—	—
China	4,521,449	15,790,964	—
Denmark	—	4,093,603	—
Finland	—	2,654,684	—
France	—	17,163,596	—
Germany	—	14,732,745	—
Greece	—	1,992,752	—
Hong Kong	—	8,113,500	—
Hungary	—	530,520	—
India	143,791	3,144,217	—
Indonesia	—	920,757	—
Italy	—	5,074,746	—
Japan	—	46,925,408	—
Luxembourg	—	217,338	—
Malaysia	—	1,841,733	—
Mexico	583,797	—	—
Netherlands	—	6,870,472	—
New Zealand	—	1,188,837	—
Norway	—	3,795,148	—
Poland	—	2,161,088	—
Portugal	—	1,581,210	—
Qatar	—	425,748	—
Russia	2,169,300	—	—
Singapore	—	1,769,714	—
South Africa	—	1,823,315	—
South Korea	—	12,587,623	—
Spain	—	4,881,241	—
Sweden	231,641	7,393,343	—
Switzerland	—	13,398,586	—
Taiwan	—	6,838,603	—
Thailand	—	3,485,994	—
Turkey	—	3,561,168	—
United Kingdom	—	28,964,185	—
United States	2,959	—	—
Exchange Traded Funds
United States	2,867,420	—	—
Preferred Stocks
Brazil	3,710,201	—	—
Germany	—	2,099,060	—
South Korea	—	396,563	—
Affiliated Mutual Funds	5,821,254	—	—

Total	$40,990,913	$240,160,108	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows:

Banks	15.0%
Pharmaceuticals	7.1
Oil, Gas & Consumable Fuels	5.8
Insurance	5.7
Diversified Telecommunication Services	3.7
Chemicals	3.7
Food Products	3.4
Automobiles	3.2
Construction & Engineering	2.9
Real Estate Management & Development	2.8
Metals & Mining	2.6
Tobacco	2.5
Technology Hardware, Storage & Peripherals	2.5
Trading Companies & Distributors	2.4
Semiconductors & Semiconductor Equipment	2.3
Electronic Equipment, Instruments & Components	2.3
IT Services	2.2
Affiliated Mutual Funds (including 2.0% of collateral for securities on loan)	2.1
Textiles, Apparel & Luxury Goods	2.0
Personal Products	1.7
Electric Utilities	1.7
Household Durables	1.6
Industrial Conglomerates	1.4
Auto Components	1.4
Capital Markets	1.4
Diversified Financial Services	1.3
Food & Staples Retailing	1.3
Internet Software & Services	1.2
Electrical Equipment	1.2
Exchange Traded Funds	1.0
Airlines	1.0
Specialty Retail	1.0
Water Utilities	0.9
Machinery	0.9
Paper & Forest Products	0.8
Road & Rail	0.7
Hotels, Restaurants & Leisure	0.7
Oil, Gas and Consumable Fuels	0.6
Wireless Telecommunication Services	0.5
Health Care Equipment & Supplies	0.5
Equity Real Estate Investment Trusts (REITs)	0.5
Media	0.5
Transportation Infrastructure	0.4
Internet & Direct Marketing Retail	0.4
Multiline Retail	0.4
Software	0.4
Professional Services	0.3
Construction Materials	0.3
Beverages	0.3
Thrifts & Mortgage Finance	0.3
Health Care Providers & Services	0.2
Gas Utilities	0.2
Independent Power & Renewable Electricity Producers	0.1
Household Products	0.1
Energy Equipment & Services	0.1
Electronic Equipment, Instrument & Components	0.0	*

Multi-Utilities	0.0 *

101.5
Liabilities in excess of other assets	(1.5)

100.0%

*	Less than +/- 0.05%

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depository Receipt
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
CZK	Czech Koruna
EAFE	Europe, Australasia and Far East
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MSCI	Morgan Stanley Capital International
MLP	Master Limited Partnership
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
PRFC	Preference Shares
REIT(s)	Real Estate Investment Trust(s)
RON	Romanian Leu
RSP	Risparimo (Savings Shares)
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TSX	Toronto Stock Exchange
TWD	New Taiwanese Dollar
UTS	Unit Trust Security
ZAR	South African Rand

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series’ to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Leve1 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Leve1 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Series may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Each Series may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 18, 2017

*	Print the name and title of each signing officer under his or her signature.